Stock - Estimated Fair Value of Options on Dates of Each Grant Using Binomial Option Pricing Model (Detail) - Employees Stock Option	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.73%	0.67%	0.51%
Expected volatility	23.30%	21.91%	21.97%
Risk-free interest rate, lower range	6.75%	7.21%	6.14%
Expected term (in years)	4 years 5 months 26 days	4 years 6 months	2 years 6 months 10 days
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	1.03%	0.71%	0.97%
Expected volatility	27.70%	27.42%	33.50%
Risk-free interest rate, upper range	7.24%	7.55%	7.59%
Expected term (in years)	7 years 2 months 15 days	7 years 3 months	7 years 3 months